Subsequent Events (Details Narrative) (10-K)															1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2018 USD ($) shares	Apr. 17, 2018 USD ($)	Apr. 17, 2018 USD ($) shares	Apr. 13, 2018 USD ($) $ / shares shares	Apr. 10, 2018 Investors	Mar. 21, 2018 USD ($) $ / shares shares	Mar. 05, 2018 USD ($) $ / shares shares	Feb. 20, 2018 USD ($) shares	Feb. 13, 2018	Feb. 05, 2018 shares	Jan. 16, 2018 USD ($) Investors $ / shares	Jan. 15, 2018 USD ($) shares	Jan. 09, 2018 USD ($) $ / shares shares	Mar. 24, 2017 Integer $ / shares	Oct. 17, 2017 USD ($) Integer shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Number of shares issued upon debt conversion | shares																150,000		75,000
Sales of equity securities																$ 149,999		$ 175,001	$ 203,319
Tangiers Note [Member]
Number of shares issued upon debt conversion | shares															329,670
Original debt converted															$ 30,000
Conversion of debt, price per share | $ / shares														$ 0.30
Conversion rate														65.00%	65.00%
Original issue discount percentage															10.00%
Number of trading days for conversion | Integer														15	15
Subsequent Event [Member] | Dr. Coleman and Benjamin Coleman [Member]
Number of shares returned and canceled | shares										3,280,470
Subsequent Event [Member] | Fowler Employment Agreement [Member] | Ms. Sandra Fowler [Member]
Initial term agreement expiration date												Jan. 15, 2019
Annual base salary												$ 48,000
Issuance of common stock for services shares | shares												200,000
Annual base salary after achieving certain milestone												$ 65,000
Subsequent Event [Member] | Fowler Employment Agreement [Member] | Ms. Sandra Fowler [Member] | Equity Securities [Member]
Sales of equity securities												$ 1,000,000
Subsequent Event [Member] | Weadock Employment Agreement [Member] | Mr. Daniel Weadock [Member]
Annual base salary								$ 100,000
Issuance of common stock for services shares | shares								300,000
Capitalization received								$ 2,000,000
Number of additional restricted common stock | shares								1,584,202
Subsequent Event [Member] | Director Agreement [Member] | Mr. Daniel Weadock [Member]
Issuance of common stock for services shares | shares								240,000
Subsequent Event [Member] | Tangiers Note [Member]
Number of shares issued upon debt conversion | shares			1,155,000										899,685
Original debt converted													$ 100,000
Conversion of debt, price per share | $ / shares											$ 0.30		$ 0.11
Initial term agreement expiration date											Jul. 16, 2018
Conversion rate											8.00%
Proceeds from notes payable											$ 550,000
Original issue discount percentage											10.00%
Outstanding balance		$ 231,660	$ 231,660
Guaranteed interest		$ 17,160	17,160
Subsequent Event [Member] | Tangiers Note [Member] | 8% Fixed Convertible Promissory Note [Member]
Number of shares issued upon debt conversion | shares							269,716
Original debt converted							$ 25,000
Subsequent Event [Member] | Tangiers Note [Member] | 8% Fixed Convertible Promissory Note [Member]
Number of shares issued upon debt conversion | shares				769,231		295,631
Original debt converted				$ 50,000		$ 25,000
Conversion of debt, price per share | $ / shares				$ .07		$ .08	$ .09
Subsequent Event [Member] | Tangiers Note [Member] | Maturity Default [Member]
Conversion of debt, price per share | $ / shares											$ 0.30
Trading price percentage											65.00%
Number of trading days for conversion | Investors											15
Subsequent Event [Member] | Tangiers Note [Member] | Amendment #1 [Member]
Initial term agreement expiration date									Aug. 13, 2018
Trading price percentage					65.00%
Number of trading days for conversion | Investors					15
Percentage of outstanding principal and interest					150.00%
Subsequent Event [Member] | Tangiers Note [Member] | Amendment #2 [Member]
Number of shares issued upon debt conversion | shares	1,155,000
Initial term agreement expiration date		Oct. 17, 2018
Proceeds from notes payable			$ 120,000
Original issue discount percentage			10.00%
Outstanding balance	$ 374,220
Guaranteed interest	$ 27,720